Income taxes - Statutory federal and effective income tax rate and components of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current period income tax expense	$ 0
Current income tax liability	$ 0
Difference between statutory federal income tax rate on income before income taxes and effective income tax rate
Statutory federal income tax rate	21.00%	21.00%	21.00%
Patronage exclusion	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%	0.00%
Deferred tax assets
Net operating losses	$ 157,190,000	$ 109,447,000
Obligation related to asset retirements	319,040,000	375,530,000
Advance payments	142,949,000	176,956,000
Other regulatory liabilities	36,973,000	23,652,000
Other assets	13,026,000	30,085,000
Deferred tax assets	669,178,000	715,670,000
Less: Valuation allowance	0	0
Net deferred tax assets	669,178,000	715,670,000
Deferred tax liabilities
Fixed assets and intangibles	(175,777,000)	(154,219,000)
Right-of-use assets-finance leases	(75,508,000)	(77,923,000)
Other regulatory asset	(338,048,000)	(373,802,000)
Other liabilities	(19,024,000)	(15,679,000)
Deferred tax liabilities	(608,357,000)	(621,623,000)
Net deferred tax assets (liabilities)	60,821,000	94,047,000
Less: Patronage exclusion	(60,821,000)	(94,047,000)
Net deferred taxes	$ 0	$ 0